5. Borrowings (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
RollForward of notes outstanding
	Three Months Ended March 31, 2015	Year Ended December 31, 2014	Three Months Ended March 31, 2014

Notes outstanding, beginning of period	$5,427	$1,739	$1,739
Notes issued	741	4,119	923
Note repayments / redemptions	(500)	(431)	(2)

Notes outstanding, end of period	$5,668	$5,427	$2,660

	Year Ended December 31, 2014	Year Ended December 31, 2013

Notes outstanding, beginning of period	$1,739	$2
Notes issued	4,119	1,737
Note repayments / redemptions	431	–

Notes outstanding, end of period	$5,427	$1,739

Maturities of outstanding notes
Year Maturing	Amount Maturing

2015	$168
2016	954
2017	1,796
2018	2,140
2019	610

Total	$5,668

Year Maturing	Amount Maturing

2015	$168
2016	944
2017	1,675
2018	2,640

Total	$5,427